Capital Southwest Corporation Q4 2019 Earnings Presentation June 4, 2019 5400 Lyndon B. Johnson Freeway, Suite 1300 | Dallas, Texas 75240 | 214.238.5700 | capitalsouthwest.com

Important Notices • These materials and any presentation of which they form a part are neither an offer to sell, nor a solicitation of an offer to purchase, any securities of Capital Southwest. • These materials and the presentations of which they are a part, and the summaries contained herein, do not purport to be complete and no obligation to update or otherwise revise such information is being assumed. Nothing shall be relied upon as a promise or representation as to the future performance of Capital Southwest. Such information is qualified in its entirety by reference to the more detailed discussions contained elsewhere in Capital Southwest’s public filings with the Securities and Exchange Commission. • There is no guarantee that any of the estimates, targets or projections illustrated in these materials and any presentation of which they form a part will be achieved. Any references herein to any of the Capital Southwest’s past or present investments or its past or present performance, have been provided for illustrative purposes only. It should not be assumed that these investments were or will be profitable or that any future investments by Capital Southwest will be profitable or will equal the performance of these investments. • The information contained herein has been derived from financial statements and other documents provided by the portfolio companies unless otherwise stated. • Past performance is not indicative of future results. In addition, there can be no assurance that unrealized investments will be realized at the expected multiples shown as actual realized returns will depend on, among other factors, future operating results of each of Capital Southwest’s current portfolio companies, the value of the assets and economic conditions at the time of disposition, any related transaction costs, and the timing and manner of sale, all of which may differ from the assumptions on which Capital Southwest’s expected returns are based. In many instances, Capital Southwest will not determine the timing or manner of sale of its portfolio companies. Page 2

Forward-Looking Statements • This presentation contains forward-looking statements relating to, among other things, the business, market conditions, financial condition and results of operations of Capital Southwest, the anticipated investment strategies and investments of Capital Southwest, and future market demand. Any statements that are not statements of historical fact are forward-looking statements. Forward-looking statements are often, but not always, preceded by, followed by, or include words such as "believe," "expect," "intend," "plan," "should" or similar words, phrases or expressions or the negative thereof. These statements are made on the basis of the current beliefs, expectations and assumptions of the management of Capital Southwest and speak only as of the date of this presentation. There are a number of risks and uncertainties that could cause Capital Southwest’s actual results to differ materially from the forward-looking statements included in this presentation. • For a further discussion of some of the risks and uncertainties applicable to Capital Southwest and its business, see Capital Southwest’s Annual Report on Form 10-K for the fiscal year ended March 31, 2019 and its subsequent filings with the Securities and Exchange Commission. Other unknown or unpredictable factors could also have a material adverse effect on Capital Southwest’s actual future results, performance, or financial condition. As a result of the foregoing, readers are cautioned not to place undue reliance on these forward- looking statements. Capital Southwest does not assume any obligation to revise or to update these forward- looking statements, whether as a result of new information, subsequent events or circumstances, or otherwise, except as may be required by law. Page 3

Conference Call Participants Bowen S. Diehl President and Chief Executive Officer Michael S. Sarner Chief Financial Officer Chris Rehberger VP Finance / Treasurer Page 4

CSWC Company Overview CSWC is a middle-market lending firm focused on supporting the acquisition and growth of middle-market companies across the capital structure • CSWC was formed in 1961, and elected to be regulated as a BDC in 1988 • Publicly-traded on Nasdaq: Common Stock (“CSWC”) and December 2022 Notes (“CSWCL”) • Internally Managed BDC with RIC tax treatment for U.S. federal income tax purposes • December 2014: announced intent to spin-off industrial growth company (“CSW Industrials”; Nasdaq: "CSWI") tax free • January 2015: launched credit investment strategy • September 2015: completed tax free spin off of CSWI ("Spin Off") • 22 employees based in Dallas, Texas • Total Balance Sheet Assets of $551.8MM as of March 31, 2019 • Manage I-45 Senior Loan Fund (“I-45 SLF”) in partnership with Main Street Capital (NYSE: “MAIN”) Page 5

Fiscal Year 2019 Highlights Financial Highlights • 37% Total Return to Shareholders in FY 2019 ◦ Share price appreciated to $21.04 from $17.02 in prior year, an increase of 24% ◦ Total dividends of $2.27 per share compared to $0.99 per share in prior year, an increase of 129% • Investments at Fair Value of $524.1MM compared to $393.1MM in Prior Year, an Increase of 33% ◦ Originated $218.2MM in total commitments in 18 portfolio companies ◦ Commitments include $19.9MM in equity co-investments across nine portfolio companies • Total Investment Revenue of $51.9MM compared to $35.1MM in Prior Year, an Increase of 48% • Completed Successful Sale of Two of Last Three Legacy Equity Investments ◦ Exited TitanLiner for net proceeds of $24.3MM, generating an IRR of 49.1% since 2015 Spin Off ◦ Exited Deepwater for net proceeds of $9.4MM, generating an IRR of 25.8% since 2015 Spin Off • Since Spin Off, Cumulative IRR of 18.2% on 26 Portfolio Exits Generating $187.4MM Page 6

Fiscal Year 2019 Highlights cont. Financial Highlights • Strengthened Balance Sheet Through Variety of Capital Raising Activities ◦ Amended and upsized the CSWC Revolving Credit Facility to $270MM from $180MM ▪ Subsequent to fiscal year end, upsized Credit Facility by additional $25MM to $295MM ◦ Raised $13.2MM in net proceeds through Secondary Equity Offering ◦ Raised $19.5MM in net proceeds through December 2022 Notes ATM Program ◦ Raised $5.5MM in net proceeds through Equity ATM Program • Operating Leverage(1) Decreased to 2.8% as of 3/31/19 from 3.4% as of 3/31/18 (1) Operating Leverage calculated as Quarterly Annualized Operating Expenses excluding Interest Expense divided by Average Total Assets Page 7

Q4 2019 Highlights Financial Highlights • Q4 2019 Pre-Tax Net Investment Income (“NII”) of $7.2MM or $0.42 Per Share • Paid $0.38 Per Share in Regular Dividends, Plus $0.10 Per Share Supplemental Dividend ◦ Total Dividends for the quarter of $0.48 per share ◦ UTI Balance at quarter end of $1.14 per share • Net Asset Value Increased to $18.62 from $18.43 in Prior Quarter ◦ Increase driven primarily by $3.6MM in Net Portfolio Appreciation • Investment Portfolio at Fair Value Increased to $524.1MM from $496.7MM in Prior Quarter • Received $2.5MM Dividend from I-45 SLF, an Annualized Yield of 15.0% at Fair Value • Commenced Equity ATM Program in March 2019 with Raymond James and Jefferies as Sales Agents ◦ Raised $5.5MM in net proceeds with the issuance of 263,656 new shares ◦ Sold shares at average price of $21.47, or 117% of the prevailing NAV per share • $125.6MM Available on Credit Facility as of Quarter End, Prior to $25MM Upsize in May 2019 Page 8

CSWC Originations and Prepayments - Q4 2019 $28.9MM in New Committed Investments During the Quarter ($28.1MM funded at close) at a Weighted Average Debt YTM of 12.5% Portfolio Originations Q4 2019 Total Debt Total Equity Unfunded Funded at Close Funded at Close Commitments at Debt Spread Debt Yield to Name Industry Type Market ($000s) ($000s) Close ($000s) over LIBOR Maturity Scrip, Inc. Healthcare Products 1st Lien(1)/ Equity LMM $16,750 $1,000 $0 10.0% 14.4% JVMC Holdings (d/b/a RJO'Brien) Financial Services 1st Lien / DDTL UMM $9,152 $0 $848 6.5% 8.8% AAC Holdings Healthcare Services Priming 1st Lien UMM $1,170 $0 $0 11.0% 13.1% Total / Weighted Average $27,072 $1,000 $848 8.9% 12.5% (1)The investment is structured as a first lien last out term loan Portfolio Prepayments Q4 2019 Name Industry Type Market Net Proceeds ($000) Realized Gain ($000s) IRR JVMC Holdings (d/b/a RJO'Brien) Financial Services 1st Lien UMM $6,938 $47 10.6% Total / Weighted Average $6,938 $47 10.6% Note: Market refers to Upper Middle Market (“UMM”) and Lower Middle Market (“LMM”) Page 9

CSWC Originations and Prepayments Subsequent to Quarter End $22.7MM in New Committed Investments (all funded at close) at a Weighted Average Debt YTM of 10.6% Portfolio Originations Total Debt Total Equity Unfunded Funded at Close Funded at Close Commitments at Debt Spread Debt Yield to Name Industry Type Market ($000s) ($000s) Close ($000s) over LIBOR Maturity Media, Marketing & Vistar Media Inc. Entertainment First Lien LMM $6,600 $0 $0 10.0% 13.6% Zenfolio Inc. Business Services First Lien LMM $1,108 $0 $0 9.0% 11.2% iEnergizer Limited Business Services First Lien UMM $15,000 $0 $0 6.0% 9.2% Total / Weighted Average $22,708 $0 $0 7.3% 10.6% Portfolio Prepayments Name Industry Type Market Net Proceeds ($000) Realized Gain ($000s) IRR Prism Spectrum Holdings Environmental Services First Lien / Equity LMM $20,000 $226 10.9% Total / Weighted Average $20,000 $226 10.9% Note: Market refers to Upper Middle Market (“UMM”) and Lower Middle Market (“LMM”) Page 10

Track Record of Increasing Dividends Continues • In the Last Twelve Months Ending 3/31/19, CSWC Generated $1.48 Per Share in Pre-Tax NII and Paid Out $1.37 Per Share in Regular Dividends ◦ Fourteen consecutive quarters of regular dividend per share growth • Cumulative Regular Dividend Coverage of 104% since the 2015 spin-off • Announced Supplemental Dividend Program in June 2018 ◦ Expect to pay $0.10 per share Supplemental Dividend per quarter going forward, subject to Board approval ◦ Fiscal Year End 2019 UTI Balance of $1.14 per share $1.0 19.7% $0.89 $0.8 e r a h S 9.1% $0.6 9.6% r 10.6% $0.60 9.3% e $0.49 P $0.48 $0.45 $0.46 d $0.44 n $0.10 $0.10 e 6.6% $0.4 6.3% $0.10 d $0.10 i 5.6% v 5.2% i $0.28 4.2% $0.26 $0.26 D $0.24 $0.21 3.0% $0.17 $0.2 1.8% $0.38 $0.39 1.2% $0.11 $0.34 $0.36 $0.24 $0.26 $0.28 $0.29 $0.04 $0.06 $0.17 $0.19 $0.21 $0.06 $0.11 $0.0 $0.04 1/16 0/16 0/16 1/16 1/17 0/17 0/17 1/17 1/18 0/18 0/18 1/18 1/19 0/19 3/3 6/3 9/3 12/3 3/3 6/3 9/3 12/3 3/3 6/3 9/3 12/3 3/3 6/3 Regular Dividend Per Share Supplemental Dividend Per Share Dividend Yield – Quarterly Annualized Total Dividend / CSWC Share Price at Qtr. End Page 11

History of Value Creation Total Value (Net Asset Value + Cumulative Dividends Paid) Increase of $5.03 at 3/31/19 from 9/30/15 Spin-off of CSWI $23.0 $22.71 $22.5 $21.99 $22.04 $22.0 $21.58 $21.5 $21.0 $20.90 $4.09 $20.5 $3.15 $19.98 $2.71 $3.61 $20.0 $1.82 $19.54 $19.5 $19.00 $1.54 $19.0 $18.63 $1.28 $18.5 $18.26 $1.04 $17.95 $0.38 $0.83 $18.0 $17.68 $17.49 $0.21 $19.08 $17.38 $18.87 $18.84 $18.62 $17.5 $17.22 $0.04 $0.10 $18.26 $18.44 $18.43 $17.68 $17.74 $17.88 $17.80 $17.96 $17.0 $17.22 $17.34 $17.39 $16.5 /15 /15 /16 /16 /16 /16 /17 /17 /17 /17 /18 /18 /18 /18 /19 9/30 12/31 3/31 6/30 9/30 12/31 3/31 6/30 9/30 12/31 3/31 6/30 9/30 12/31 3/31 Net Asset Value Per Share Cumulative Dividends Paid Per Share Page 12

Two Pronged Investment Strategy CORE: Lower Middle Market (“LMM”): CSWC led or Club Deals • Companies with EBITDA between $3 MM and $15 MM • Typical leverage of 2.0x – 4.0x Debt to EBITDA through CSWC debt position • Commitment size up to $25 MM with hold sizes generally $10 MM to $20 MM • Both Sponsored and Non-sponsored deals • Securities include first lien, unitranche, second lien and subordinated debt • Frequently make equity co-investments alongside CSWC debt OPPORTUNISTIC: Upper Middle Market (“UMM”): Syndicated or Club, First and Second Lien • Companies typically have in excess of $50 MM in EBITDA • Typical leverage of 3.0x – 5.5x Debt to EBITDA through CSWC debt position • Hold sizes generally $5 MM to $15 MM • Floating rate first and second lien debt securities • More liquid assets relative to Lower Middle Market investments • Provides flexibility to invest/divest opportunistically based on market conditions and liquidity position Page 13

CSWC Credit Portfolio Heavily Weighted Towards First Lien and LMM Investments First Lien and LMM Investments have Increased to 86% and 78% of the Credit Portfolio as of 3/31/19, Respectively Credit Portfolio Heavily Weighted to First Lien Robust LMM Credit Portfolio Growth 500.0 500.0 400.0 400.0 $367.7 $367.7 $350.7 $350.7 $336.7 $336.7 22% 300.0 300.0 23% ) ) s $272.1 s $272.1 26% n n o o i i l l l l i $239.1 i $239.1 $226.5 $226.5 M M 27% ( ( $ $ 200.0 $187.2 86% 200.0 $187.2 $181.7 86% $181.7 31% 28% $167.5 85% $167.5 $151.4 $151.4 78% 86% $137.6 82% $137.6 77% 79% 45% 74% 73% 51% 69% 64% 58% 73% 100.0 60% 100.0 $83.7 62% $83.7 72% 78% 80% 69% 42% 55% 82% 32% 28% 22% 49% 40% 27% 17% 13% 10% 7% 9% 10% 10% 42% 20% 22% 0.0 18% 11% 8% 8% 9% 10% 8% 8% 7% 6% 4% 4% 0.0 18% 16 16 16 17 17 17 17 18 18 18 18 19 16 16 16 17 17 17 17 18 18 18 18 19 20 20 20 20 20 20 20 20 20 20 20 20 20 20 20 20 20 20 20 20 20 20 20 20 0/ 0/ 1/ 1/ 0/ 0/ 1/ 1/ 0/ 0/ 1/ 1/ 0/ 0/ 1/ 1/ 0/ 0/ 1/ 1/ 0/ 0/ 1/ 1/ /3 /3 /3 /3 /3 /3 /3 /3 /3 /3 /3 /3 /3 /3 /3 /3 /3 /3 /3 /3 /3 /3 /3 /3 6 9 12 3 6 9 12 3 6 9 12 3 6 9 12 3 6 9 12 3 6 9 12 3 First Lien Second Lien Sub-Debt LMM UMM Page 14

CSWC Portfolio Asset Mix by Market Maintaining Conservative Portfolio Leverage While Receiving Attractive Risk Adjusted Returns Investment Portfolio - Statistics Q4 2019 Lower Middle Upper Middle (1) (In Thousands) Market Market Number of Portfolio Companies 26 10 Total Cost $325,343 $84,712 Total Fair Value $377,792 $80,536 Average Hold Size (at Cost) $12,513 $8,471 % First Lien Investments (at Cost) 76.6% 82.6% % Second Lien Investments (at Cost) 6.5% 17.4% % Subordinated Debt Investments (at Cost) 4.4% 0.0% % Equity (at Cost) 12.5% 0.0% Wtd. Avg. Yield (2)(3) 12.2% 9.7% Wtd. Avg. EBITDA of Issuer ($MM's) (3) $9.2 $66.5 Wtd. Avg. Leverage through CSWC Security (3) (4) 3.3x 4.8x Note: All metrics above exclude the I-45 Senior Loan Fund (1) At March 31, 2019, we had equity ownership in approximately 73.1% of our LMM investments (2) The weighted-average annual effective yields were computed using the effective interest rates during the quarter for all debt investments at cost as of March 31, 2019, including accretion of original issue discount but excluding fees payable upon repayment of the debt instruments. Weighted-average annual effective yield is higher than what an investor in shares in our common stock will realize on its investment because it does not reflect our expenses or any sales load paid by an investor (3) Weighted average metrics are calculated using investment cost basis weighting (4) Includes CSWC debt investments only. Calculated as the amount of each portfolio company’s debt (including CSWC’s position and debt senior or pari passu to CSWC’s position, but excluding debt subordinated to CSWC’s position) in the capital structure divided by each portfolio company’s adjusted EBITDA. Management uses this metric as a guide to evaluate relative risk of its position in each portfolio debt investment Page 15

CSWC Portfolio Mix as of 3/31/19 at Fair Value Current Investment Portfolio of $524.1MM Continues to be Diverse Across Industries Current Investment Portfolio (By Type) Current Investment Portfolio (By Industry) Restaurants: 2% Telecommunications: 1% Software & IT Services: 1% Commodities & Mining: 2% Financial Services: 2% Non-Yielding Yielding Equity: Equity: 6% Energy Services (Midstream): 2% 11% Transportation & Logistics: 3% Consumer Multi-Sector Senior Subordinated Debt: Services: 4% Holdings (I-45): 3% 13% Second Lien: Healthcare Services: 12% 7% Consumer Products and Retail: 5% Distribution: 5% First Lien: I-45 SLF LLC 60% Food, Media, Marketing, & (94% first lien): Agriculture & Entertainment: 11% 13% Beverage: 5% Healthcare Products: 6% Business Environmental Services: 6% Services: 10% Industrial Products: 10% Page 16

I-45 Portfolio Overview I-45 Loan Portfolio of $237.5MM is 94% First Lien with Average Hold Size of 2.1% of the I-45 Portfolio Current I-45 Portfolio (By Type) Current I-45 Portfolio (By Industry) Telecommunications 6% 3% Telecommunications 3% 20% 3% 3% 3% 4% Consumer Products & 11% Retail 6% 94% Retail 6% 10% Software & IT 7% Services 7% 7% Capital Equipment Media, Marketing & Business Services Entertainment First Lien Second Lien Services: Consumer I-45 Portfolio Statistics (In Thousands) 6/30/18 9/30/18 12/31/18 3/31/19 Total Debt Investments at Fair Value $228,468 $229,711 $238,727 $237,547 Number of Issuers 45 46 48 48 Wtd. Avg. Issuer EBITDA $72,607 $72,253 $69,738 $68,109 Avg. Investment Size as a % of Portfolio 2.2% 2.2% 2.1% 2.1% Wtd. Avg. Net Leverage on Investments (1) 3.7x 3.8x 3.7x 3.9x Wtd. Avg. Spread to LIBOR 6.3% 6.3% 6.3% 6.3% Wtd. Avg. Duration (Yrs) 4.5 4.4 4.2 3.9 (1) Through I-45 Security Page 17

Income Statement Quarter Ended Quarter Ended Quarter Ended Quarter Ended (In Thousands, except per share amounts) 6/30/18 9/30/18 12/31/18 3/31/19 Investment Income Interest Income $7,643 $9,232 $10,070 $10,320 Dividend Income 3,075 3,158 3,352 3,342 Fees and Other Income 389 205 449 646 Total Investment Income $11,107 $12,595 $13,871 $14,308 Expenses Cash Compensation $1,910 $1,963 $2,007 $1,835 Share Based Compensation 475 482 607 707 General & Administrative 1,353 1,239 1,134 1,233 Total Expenses (excluding Interest) $3,738 $3,684 $3,748 $3,775 Interest Expense $2,373 $3,109 $3,347 $3,349 Pre-Tax Net Investment Income $4,996 $5,802 $6,776 $7,184 Taxes and Gain / (Loss) Income Tax Benefit (Expense) $(379) $(256) $(101) $(312) Net realized gain (loss) on investments 18,819 94 1,883 58 Net increase (decrease) in unrealized appreciation of investments (11,783) 948 (4,238) 3,567 Net increase (decrease) in net assets resulting from operations $11,653 $6,588 $4,320 $10,497 Weighted Average Diluted Shares Outstanding 16,201 16,323 17,123 17,296 Pre-Tax Net Investment Income Per Dil. Wtd. Average Share $0.31 $0.36 $0.40 $0.42 Page 18

Operating Leverage Improves Continue to Realize Operating Efficiencies of Internally-Managed Structure Migrating to a Target Operating Leverage of sub-2.5% s 4.9% 5% t e s $600 s $552 A $517 $524 g v A ) 4.2% f M $451 o M $417% $ ( 4% s s a t $400 3.7% e s s $326 e s 3.4% s A n l $284 e a p t x o E T 3.0% 2.9% 3% g 2.8% n $200 i t a r e p O $0 2% FY 16 FY 17 FY 18 Q1FY19 Q2 FY19 Q3 FY19 Q4 FY19 Period Ending (1) Total Assets Operating Expenses as % of Average Total Assets Note: FY16 includes only the quarters after the 2015 spin-off. Q1 2019, Q2 2019, Q3 2019, and Q4 2019 are quarterly annualized (1) Operating Expenses exclude Interest Expense Page 19

Balance Sheet Quarter Ended Quarter Ended Quarter Ended Quarter Ended (In Thousands, except per share amounts) 6/30/18 9/30/18 12/31/18 3/31/19 Assets Portfolio Investments $411,330 $491,601 $496,740 $524,071 Cash & Cash Equivalents 12,532 10,193 10,774 9,924 Deferred Tax Asset 2,116 2,060 2,294 1,807 Other Assets 24,948 12,653 13,973 16,041 Total Assets $450,926 $516,507 $523,781 $551,843 Liabilities December 2022 Notes(1) $56,646 $73,407 $74,960 $75,099 Credit Facility 65,000 127,000 122,000 141,000 Other Liabilities 21,899 8,252 9,145 9,781 Total Liabilities $143,545 $208,659 $206,105 $225,880 Shareholders Equity Net Asset Value $307,381 $307,848 $317,676 $325,963 NAV per Share(2) $18.87 $18.84 $18.43 $18.62 Debt to Equity(3) 0.40x 0.66x 0.63x 0.67x (1) Net of unamortized debt issuance costs (2) NAV per Share includes the impact of $0.90 per share in supplemental dividends paid over the last 12 months (3) Debt to Equity ratio is calculated using the principal debt balance Page 20

Significant Unused Debt Capacity with Long-Term Duration

Earliest Debt Maturity Occurs in July 2022

Facility	Total Commitments	Interest Rate	Maturity	Principal Drawn	Undrawn Commitment
Credit Facility(1)	$270.0 MM	L + 2.50% subject to certain conditions	December 2023	$141.0 MM	$125.6 MM(3)
December 2022 Notes (NASDAQ: "CSWCL")(2)	$77.1 MM	5.95%	December 2022	$77.1 MM	N/A
I-45 Credit Facility(4)	$165.0 MM	L + 2.40%	July 2022	$160.0 MM	$5.0 MM



Long-Term Debt Obligations (Calendar Year)
Principal Payments ($MM)
$300
$250
$200
$150
$100
$50
$0
$237.1
$160.0
$77.1
$141.0
$141.0
CY2019
CY2020
CY2021
CY2022
CY2023
CY2024
Credit Facility
December 2022 Notes
I-45 Credit Facility

(1) Total Commitments and Principal Drawn are based upon outstanding balances as of 3/31/19.The facility has an accordion feature that allows for an increase in Total Commitments up to $350MM

(2) Redeemable at CSWC's option beginning December 2019. Principal drawn is based upon outstanding balances as of 3/31/19

(3) Credit Facility increased to $295MM subsequent to quarter end; Net of $3.4MM in letters of credit outstanding

(4) CSWC owns 80% of the equity and 50% of the voting rights of I-45 SLF LLC with a joint venture partner. I-45 SLF LLC is not a consolidated subsidiary and therefore CSWC does not consolidate the debt of the I-45 Credit Facility

CSWC capital southwest

Page 21

Portfolio Statistics

Continuing to Build a Well Performing Credit Portfolio

(In Thousands)	Quarter Ended 6/30/18	Quarter Ended 9/30/18	Quarter Ended 12/31/18	Quarter Ended 3/31/19
Portfolio Statistics				
Fair Value of Debt Investments	$272,133	$336,717	$350,685	$367,727
Average Debt Investment Hold Size (at Fair Value)	$9,719	$10,204	$10,627	$10,506
Average Debt Investment Hold Size (% of Total Fair Value)	3.6%	3.0%	3.0%	2.9%
Fair Value of Debt Investments as a % of Par	98.7%	98.6%	98.0%	97.5%
% of Investment Portfolio on Non-Accrual (at Fair Value)	0.0%	0.0%	1.7%	1.6%
Weighted Average Investment Rating(1)	2.0	2.0	1.9	1.9
Weighted Average Yield on Debt Investments (at Cost)	11.73%	11.61%	11.56%	11.58%
Total Fair Value of Portfolio Investments	$411,330	$491,601	$496,740	$524,071
Weighted Average Yield on all Portfolio Investments(2)	10.60%	11.02%	11.08%	10.96%
Investment Mix - Debt vs. Equity(3) (at Fair Value)	79% / 21%	79% / 21%	81% / 19%	80% / 20%
Investment Mix - Yielding vs. Non-Yielding (at Fair Value)	94% / 6%	92% / 8%	94% / 6%	94% / 6%

(1) CSWC utilizes an internal 1 - 4 investment rating system in which 1 represents material outperformance and 4 represents material underperformance. All new investments are initially set to 2
(2) Displayed at Fair Value; Includes dividends from Media Recovery, Inc. and I-45 Senior Loan Fund
(3) Excludes CSWC equity investment in I-45 Senior Loan Fund

CSWC capital southwest

Page 22

Investment Income Detail Constructing a Portfolio of Investments with Recurring Cash Yield • Non-Cash and Non-Recurring investment income remain a minor portion of Total Investment Income Quarter Ended Quarter Ended Quarter Ended Quarter Ended (In Thousands) 6/30/18 9/30/18 12/31/18 3/31/19 Investment Income Breakdown Cash Interest $7,324 $8,815 $9,561 $9,760 Cash Dividends 3,008 3,112 3,295 3,282 PIK Income 79 93 211 298 Amortization of purchase discounts and fees 312 375 367 336 Management/Admin Fees 181 191 206 197 Prepayment Fees & Other Income 203 9 231 435 Total Investment Income $11,107 $12,595 $13,871 $14,308 Key Metrics Cash Income as a % of Investment Income 96% 96% 96% 96% % of Total Investment Income that is Recurring (1) 97% 99% 98% 97% (1) Non-Recurring income principally made up of loan prepayment and amendment fees Page 23

Key Financial Metrics Strong Pre-Tax Net Investment Income and Regular Dividend Growth Driven by Net Portfolio Growth and Investment Performance Quarter Ended Quarter Ended Quarter Ended Quarter Ended 6/30/2018 9/30/18 12/31/18 3/31/19 Key Financial Metrics Pre-Tax Net Investment Income Per Wtd Avg Diluted Share $0.31 $0.36 $0.40 $0.42 Pre-Tax Net Investment Income Return on Equity (ROE)(1) 6.46% 7.53% 8.40% 9.01% Realized Earnings Per Wtd Avg Diluted Share $1.45 $0.35 $0.50 $0.40 Realized Earnings Return on Equity (ROE)(1) 30.32% 7.32% 10.61% 8.70% Earnings Per Wtd Avg Diluted Share $0.72 $0.40 $0.25 $0.61 Total Earnings Return on Equity (ROE)(1) 15.08% 8.56% 5.36% 13.17% Regular Dividends per Share $0.29 $0.34 $0.36 $0.38 Supplemental Dividends per Share $0.60 $0.10 $0.10 $0.10 Total Dividends per Share $0.89 $0.44 $0.46 $0.48 Dividend Yield (2) 19.66% 9.27% 9.57% 9.13% (1) Return on Equity is calculated as the quarterly annualized Pre-Tax NII, Realized Earnings, or Total Earnings, respectively, divided by equity at the end of the prior quarter (2) Dividend Yield is calculated as the quarterly annualized Total Dividend divided by share price at quarter end Page 24

Interest Rate Sensitivity Fixed vs. Floating Portfolio Exposure (1) 3% 97% Fixed Floating Change in Base Interest Illustrative Annual Illustrative Annual NII Rates NII Change ($'s) Change (Per Share) (100 bps) $(2,491,237) $(0.14) (75 bps) $(1,964,093) $(0.11) (50 bps) $(1,381,136) $(0.08) (25 bps) $(700,681) $(0.04) 25 bps $700,681 $0.04 50 bps $1,401,361 $0.08 75 bps $2,102,042 $0.12 100 bps $2,802,723 $0.16 (1) Portfolio Exposure includes I-45 assets pro rata as a % of CSWC’s equity investment in the fund Note: Illustrative change in annual NII is based on a projection of CSWC’s existing debt investments as of 3/31/19, adjusted only for changes in Base Interest Rate. Base Interest Rate used in this analysis is 3-Month LIBOR of 2.60% at 3/31/19. The results of this analysis include the I-45 Senior Loan Fund, which is comprised of 100% floating rate assets and liabilities Page 25

Corporate Information Board of Directors Senior Management Fiscal Year End Inside Directors Bowen S. Diehl March 31 Bowen S. Diehl President & Chief Executive Officer Independent Directors Independent Auditor David R. Brooks Michael S. Sarner RSM (US) LLP Christine S. Battist Chief Financial Officer, Secretary & Treasurer Chicago, IL T. Duane Morgan Jack D. Furst William R. Thomas Investor Relations Corporate Counsel John H. Wilson Michael S. Sarner Capital Southwest Eversheds Sutherland (US) LLP 214-884-3829 Corporate Offices & Website msarner@capitalsouthwest.com 5400 Lyndon B. Johnson Freeway Transfer Agent 13th Floor Securities Listing American Stock Transfer & Trust Company, LLC Dallas, TX 75240 Nasdaq: "CSWC" (Common Stock) 800-937-5449 http://www.capitalsouthwest.com Nasdaq: "CSWCL" (Notes) www.amstock.com Industry Analyst Coverage Firm Analyst Contact Information National Securities Corporation Christopher R. Testa Direct: 212-417-7447 Ladenburg Thalmann Mickey M. Schleien, CFA Direct: 305-572-4131 Janney Montgomery Scott, LLC Mitchel Penn, CFA Direct: 410-583-5976 JMP Securities Christopher York Direct: 415-835-8965 B. Riley FBR Tim Hayes Direct: 703-312-1819 Page 26